Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Other financial assets
Other financial assets

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
At fair value
Non-current
Derivatives
Cross currency swap contracts – cash flow hedges	17,598	—	—
Current
Derivatives
Foreign currency forward contracts	2,111	—	172
Cross currency swap contracts – cash flow hedges	4,739
Short-term investments
Financial products sold by banks	117,928	24,931	257,583
Bank deposits will mature over 3 months	559,034	6,612	25,125
	683,812	31,543	282,880
	701,410	31,543	282,880